UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2008

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

  s/J. Scott Harkness/s       	 Waukesha, Wisconsin     04/24/08
      (Signature)		     (City/State)	  (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:			  0

Form 13F Information Table Entry Total:			126

Form 13F Information Table Value Total:		   $418,414
					      (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report:		None

PROVIDENT TRUST COMPANY
SEC #801-58213
March 31, 2008
					Type of			Shares/		Value	Invt	Otr	Voting Authority
Name of Issuer				Class	Cusip		Prin Amt     (x 1,000)	Desc	Mgr	Sole	Shared	None

ABBOTT LABS				Com	002824100	2,487		137			2,487
ACTUANT CORP				Com	00508x203	1,840		56			1,840
AFLAC INC				Com	001055102	3,430		223			3,430
AMERICAN EUROPACIFIC GROWTH CL R5	MtFd	298706839	5,844		274			5,844
AMERICAN GROWTH FD OF AMER 5		MtFd	399874833	16,529		518			16,529
ANICOM INC COM				Com	035250109	4,000		0			4,000
APARTMENT INVT & MGMT CL A		Com	03748R101	776		28			776
APPLE COMPUTER, INC			Com	037833100	100		14			100
APW LTD					Com	G04397108	12,250		0			12,250
ASSOCIATED BANC CORP			Com	045487105	899		2			899
AVALONBAY CMNTYS INC			Com	053484101	290		28			290
BANK OF AMERICA CORP			Com	060505104	1,468		56			1,468
BEMIS INC				Com	081437105	8,000		203			8,000
BERKSHIRE HATHAWAY INC CL B		Com	084670207	10		45			10
BP PLC SPON ADR				Com	055622104	6,414		389			6,414
BRADY CORPORATION - CL A		Com	104674106	3,000		100			3,000
CAMDEN PPTY TR SH BEN INT		Com	133131102	550		28			550
CHEVRON CORP 				Com	166764100	708		60			708
CHEVRON CORP 				Com	166764100	2,300		196			2,300
CISCO SYS INC				Com	17275R102	585,475		14,104			585,475
CITI TRENDS INC				Com	17306X102	56,604		1,044			56,604
CITIGROUP INC 				Com	172967101	7,450		160			7,450
CLARENT CORP				Com	180461105	120		0			120
COGNIZANT TECH SOLUTIONS CL A		Com	192446102	1,356,680	39,113			1,356,680
COMCAST CORP CL A			Com	20030N101	172		3			172
CONOCOPHILLIPS				Com	20825C104	2,000		152			2,000
COSTCO WHSL CORP NEW			Com	22160K105	240		16			240
CUMMINS INC				Com	231021106	18		1			18
DANAHER CORP				Com	235851102	200		15			200
DEVRY, INC				Com	251893103	2,412		101			2,412
DU PONT E I DE NEMOURS			Com	263534109	2,851		133			2,851
DWS LARGE CAP VALUE FUND-S		MtFd	23338F606	14,225		272			14,225
EATON VANCE LARGE CAP VALUE CL A	MtFd	277905808	8,346		174			8,346
EBAY INC				Com	278642103	1,700		51			1,700
ELECTRONIC TELE-COMM, INC		Com	285861100	2,000		0			2,000
EMAGEON INC				Com	20976V109	26,333		60			26,333
EXPRESS SCRIPTS INC			Com	302182100	512,622		32,972			512,622
EXXON MOBIL CORP 			Com	30231G102	4,496		380			4,496
FASTENAL CO				Com	311900104	1,157,500	53,164			1,157,500
FIDELITY AD INTL DISCOVERY CL A		MtFd	315910661	3,628		137			3,628
FIRST AMERICAN EQUITY INCOME CL Y	MtFd	318530755	3,483		84			3,483
FISERV INC				Com	337738108	3,650		176			3,650
FORD MOTOR CO				Com	345370860	2,700		15			2,700
FRANKLIN MUTUAL SHS FD CL Z		MtFd	628380107	4,953		114			4,953
GAP, INC				Com	364760108	168		3			168
GENERAL ELEC CO 			Com	369604103	7,350		272			7,350
GOLDMAN SACHS GROUP			Com	38141G104	75		12			75
GRAINGER W W INC			Com	384802104	1,000		76			1,000
HARBOR INTNTL FD			MtFd	411511306	26,849		1,784			26,849
HARLEY DAVIDSON, INC			Com	412822108	1,000		38			1,000
HEARTLAND EXPRESS INC			Com	422347104	750,098		10,696			750,098
HELMERICH & PAYNE INC			Com	423452101	843,929		39,555			843,929
HOSPIRA INC				Com	441060100	187		8			187
HUDSON HIGHLAND GROUP			Com	443792106	1,300		11			1,300
ILLINOIS TOOL WKS INC			Com	452308109	3,600		174			3,600
INFOSYS TECH LTD SPONSORED ADR		Com	456788108	989,310		35,388			989,310
INTEL CORP				Com	458140100	5,300		112			5,300
INTERPUBLIC GRP COS, INC		Com	460690100	2,033		17			2,033
I SHARES TR MSCI EAFE INDEX FD		MtFd	464287465	505		36			505
ISHARES TR RUSL 2000 GROW		MtFd	464287648	100		7			100
ISHARES TR RUSSELL MCP GR		MtFd	464287481	110		11			110
ISHARES TR RUSSELL MCP VL		MtFd	464287473	85		11			85
ISHARES TR S&P 500 INDEX		MtFd	464287200	655		87			655
ISHARES TR S&P 500 VALUE		MtFd	464287408	160		11			160
ISHARES TR S&P500 GRW			MtFd	464287309	185		12			185
ISHARES TR US TIPS BD FD		MtFd	464287176	70		8			70
ISTAR FINL INC				Com	45031U101	2,500		35			2,500
ITT INDS, INC IND			Com	450911102	1,000		52			1,000
JACOBS ENGR GROUP INC			Com	469814107	453,414		33,367			453,414
JOHNSON & JOHNSON			Com	478160104	5,200		337			5,200
JOHNSON CONTROLS			Com	478366107	5,244		177			5,244
JP MORGAN CHASE & CO			Com	46625H100	5,578		240			5,578
MAGNUSON COMPUTER SYS INC		Com	559726104	1,000		0			1,000
MANPOWER INC				Com	56418H100	692,595		38,965			692,595
MANULIFE FINL CORP			Com	56501R106	1,318		50			1,318
MARSHALL & ILSLEY CP NEW		Com	571837103	37,764		876			37,764
MAXCOM TELECOMUNICACIO ADR REP PR CTF	Com	57773A508	27		0			27
METAVANTE TECHNLG INC			Com	591407101	12,588		252			12,588
METRO AIRLINES INC			Com	591905203	11		0			11
MFC ISHARES TR RUSS 2000 VALUE INDX FD	MtFd	464287630	115		8			115
NUVEEN CALIF PERF PLUS			MtFd	67062Q106	6,800		88			6,800
NUVEEN PREM INC MUN FD			MtFd	67062T100	7,000		93			7,000
ORION ENERGY SYS INC			Com	686275108	16,000		153			16,000
OUTSOURCE INTL INC			Com	690131107	1,000		0			1,000
PEPSICO INC				Com	713448108	1,000		72			1,000
PHARMACEUTICAL PROD			Com	717124101	318,850		13,360			318,850
PIMCO FDS PAC INVT TOTAL RETRN PT	MtFd	693390700	90,040		982			90,040
PROCTER & GAMBLE CO			Com	742718109	11,579		811			11,579
PRUDENTIAL FINL INC			Com	744320102	3,000		235			3,000
QUADREX CORP				Com	747309102	2,000		0			2,000
ROBERT HALF INTL 			Com	770323103	927,607		23,877			927,607
SCHLUMBERGER LTD 			Com	806857108	100		9			100
SCHWAB CHARLES CP NEW			Com	808513105	1,337,474	25,185			1,337,474
SEAGATE TECHNOLOGY ESCROW		Com	811804988	9		0			9
SMF ENERGY COPR				Com	78453M109	1,000		1			1,000
STRYKER CORP				Com	863667101	12,614		821			12,614
SUN LIFE FINL INC			Com	866796105	417		19			417
SYSCO CORP				Com	871829107	2,460		71			2,460
ROWE T PRICE BLUE CHIP			MtFd	77954Q106	10,535		372			10,535
T. ROWE PRICE GROUP INC			Com	74144T108	868,835		43,442			868,835
TANKNOLOGY-NDE INTL INC			Com	87583E101	500		0			500
TARGET CORP				Com	87612E106	350		18			350
TEMPLETON DEVELOP MKTS CL A		MtFd	88018W104	5,364		139			5,364
TEXAS INSTRS INC 			Com	882508104	300		8			300
TRAVELERS COS INC			Com	89417E109	35		2			35
UNITED TECHNOLOGIES CORP		Com	913017109	2,000		138			2,000
US BANCORP 				Com	902973304	1,175		38			1,175
US BANCORP 				Com	902973304	144		5			144
VANGUARD INTL GRTH-ADMIRAL SHS		MtFd	921910501	2,644		190			2,644
VANGUARD INTL EQTY IDX EMR MKT ETF	MtFd	922042858	140		13			140
VANGUARD FXD INC SECS INTRM INVGRDAD	MtFd	922031810	3475		34			3475
VANGUARD FXD INC SECS STRM INVGRA AD	MtFd	922031836	3183		34			3183
VANGUARD WINDSOR II FUND #73		MtFd	922018205	10,548		293			10,548
VANGUARD WORLD FD INTL GRTH PTFL	MtFd	921910204	14,702		332			14,702
WM WRIGLEY, JR				Com	982526105	1,200		75			1,200
WRIGLEY WM, JR CL B			Com	982526204	300		19			300

								11,347,556	418,414			11,347,556